OTHER LONG-TERM ASSETS, NET	12 Months Ended
Dec. 31, 2025
Other Long Term Assets [Abstract]
OTHER LONG-TERM ASSETS, NET
NOTE 7:	OTHER LONG-TERM ASSETS, NET

	December 31,
	2025	2024
Deferred tax	$3,021	$1,011
Financing receivables	1,002	-
Operating lease right-of-use asset	1,489	605
Security deposit	58	-

	$5,570	$1,616